Fees Summary	Jan. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,493,054,000.00
Previously Paid Amount	0.00
Total Fee Amount	896,690.76
Total Offset Amount	0.00
Net Fee	896,690.76
Narrative - Max Aggregate Offering Price	$ 6,493,054,000.00
Final Prospectus	true